Federated Hermes Global Total Return Bond Fund
Portfolio of Investments
February 28, 2022 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares		Value in U.S. Dollars
	BONDS—46.9%
	AUSTRALIAN DOLLAR—2.2%
	Sovereign—2.2%
440,000	Australia, Government of, Series 137, 2.750%, 4/21/2024	$330,644
550,000	Australia, Government of, Sr. Unsecd. Note, Series 160, 1.000%, 12/21/2030	363,997
	TOTAL AUSTRALIAN DOLLAR	694,641
	BRITISH POUND—4.9%
	Sovereign—4.9%
200,000	United Kingdom, Government of, 2.750%, 9/7/2024	279,138
90,000	United Kingdom, Government of, 3.250%, 1/22/2044	156,017
170,000	United Kingdom, Government of, 4.250%, 12/7/2027	267,862
190,000	United Kingdom, Government of, Bond, 4.250%, 3/7/2036	339,706
290,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	378,020
100,000	United Kingdom, Government of, Unsecd. Note, 4.000%, 3/7/2022	134,233
	TOTAL BRITISH POUND	1,554,976
	CANADIAN DOLLAR—2.8%
	Sovereign—2.8%
250,000	Canada, Government of, 5.750%, 6/1/2033	272,010
610,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	612,965
	TOTAL CANADIAN DOLLAR	884,975
	CHINESE YUAN RENMINBI—4.9%
	Sovereign—4.9%
7,000,000	China, Government of, Series 1916, 3.120%, 12/5/2026	1,133,786
2,600,000	China, Government of, Sr. Unsecd. Note, Series 1827, 3.250%, 11/22/2028	424,391
	TOTAL CHINESE YUAN RENMINBI	1,558,177
	DANISH KRONE—0.0%
	Mortgage Banks—0.0%
87,155	Realkredit Danmark A/S, Series 23D, 5.000%, 7/1/2035	14,527
	EGYPTIAN POUND—0.3%
	Sovereign—0.3%
1,550,000	Egypt, Government of, Unsecd. Note, Series 7YR, 14.556%, 10/13/2027	99,464
	EURO—21.4%
	Banking—1.3%
180,000	Citigroup, Inc., Sr. Unsecd. Note, Series EMTN, 0.750%, 10/26/2023	203,190
180,000	JPMorgan Chase & Co., Sr. Unsecd. Note, Series EMTN, 2.750%, 8/24/2022	204,720
	TOTAL	407,910
	Consumer Products—1.4%
370,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	444,567
	Sovereign—18.7%
310,000	Austria, Government of, Sr. Unsecd. Note, 0.750%, 10/20/2026	359,163
740,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	856,925
80,000	France, Government of, 4.250%, 10/25/2023	96,816
280,000	France, Government of, Bond, 4.500%, 4/25/2041	509,470
325,000	France, Government of, O.A.T., 5.500%, 4/25/2029	499,751
90,000	France, Government of, Unsecd. Note, 2.000%, 5/25/2048	121,618

Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		BONDS—continued
		EURO—continued
		Sovereign—continued
400,000		Germany, Government of, 0.250%, 2/15/2027	$457,824
90,000		Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	157,794
600,000		Germany, Government of, Unsecd. Deb., 0.500%, 2/15/2028	696,275
400,000		Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	447,546
330,000		Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	452,312
300,000		Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	411,856
480,000		Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	584,648
300,000		Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	361,400
		TOTAL	6,013,398
		TOTAL EURO	6,865,875
		JAPANESE YEN—5.9%
		Sovereign—5.9%
110,000,000		Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	1,093,752
76,500,000		Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	801,132
		TOTAL JAPANESE YEN	1,894,884
		POLISH ZLOTY—0.3%
		Sovereign—0.3%
500,000		Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	111,134
		SWEDISH KRONA—0.8%
		Sovereign—0.8%
2,250,000		Sweden, Government of, Series 1059, 1.000%, 11/12/2026	244,152
		U.S. DOLLAR—3.4%
		Banking—1.6%
$500,000		Credit Agricole London, Sr. Unsecd. Note, 144A, 3.250%, 10/4/2024	511,284
		Utilities—1.8%
300,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	307,588
250,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	275,178
		TOTAL	582,766
		TOTAL U.S. DOLLAR	1,094,050
		TOTAL BONDS (IDENTIFIED COST $15,180,264)	15,016,855
		U.S. TREASURIES—8.5%
500,000		United States Treasury Bond, 2.875%, 5/15/2043	547,934
560,000		United States Treasury Bond, 2.875%, 11/15/2046	621,157
350,000		United States Treasury Bond, 4.500%, 2/15/2036	463,255
900,000		United States Treasury Note, 0.625%, 8/15/2030	816,577
250,000	[1]	United States Treasury Note, 2.875%, 8/15/2028	266,178
		TOTAL U.S. TREASURIES (IDENTIFIED COST $2,728,249)	2,715,101
		PURCHASED PUT OPTION—0.0%
		Foreign Currency—0.0%
1,099,000	[2]	EUR PUT/USD CALL, JP Morgan, Notional Amount $1,099,000, Exercise Price $1.10, Expiration Date 03/29/2022 (IDENTIFIED COST $5,176)	4,144
		PURCHASED CALL OPTION—0.0%
		Foreign Currency—0.0%
29,500	[2]	EUR CALL/USD PUT, Morgan Stanley, Notional Amount $29,500, Exercise Price $1.16, Expiration Date 03/10/2022 (IDENTIFIED COST $110)	6

Foreign Currency Par Amount, Principal Amount or Shares		Value in U.S. Dollars
	INVESTMENT COMPANIES—43.4%
635,355	Emerging Markets Core Fund	$5,781,730
2,191,425	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.07%[3]	2,190,986
719,725	High Yield Bond Core Fund	4,361,536
118,736	Mortgage Core Fund	1,127,989
53,039	Project and Trade Finance Core Fund	462,498
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $14,830,442)	13,924,739
	TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $32,744,241)	31,660,845
	OTHER ASSETS AND LIABILITIES - NET—1.2%[4]	399,593
	TOTAL NET ASSETS—100%	$32,060,438
The average market value of purchased put and call options held by the Fund throughout the period was $1,089 and $1,415, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
2EURO-BUND	2	EUR 374,588	March 2022	$(16,995)
2JPN 10Y BOND	1	JPY 1,309,094	March 2022	$(13,572)
[2]United States Treasury Notes 10 Year ULTRA	4	$565,312	June 2022	$5,428
Short Futures:
2EURO-BTP	2	EUR 316,530	March 2022	$(6,070)
[2]United States Treasury Notes 5 Year	8	$946,250	March 2022	$(4,205)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(35,414)
The average notional value of long futures and short futures contracts held by the Fund throughout the period was $2,332,935 and $2,459,214, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2022, the Fund had the following outstanding written option contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Put Option:
[2]Morgan Stanley	EUR PUT/USD CALL	$29,500	3/10/2022	$1.138	$(553)
(PREMIUM RECEIVED $106)					$(553)
The average market value of written put and call option contracts held by the Fund throughout the period was $260 and $2,668, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2022, the Fund had the following open swap contracts:
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/28/2022[5]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Citigroup Global Markets, Inc.	CDX Index HY Series 37	Sell	5.00%	12/20/2026	4.99%	$(400,000)	$22,558	$24,902	$(2,344)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $100,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.

At February 28, 2022, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/9/2022	Bank of America	42,851 AUD	$30,500	$628
3/9/2022	Bank of America	12,500 GBP	$16,998	$(228)
3/9/2022	Barclays	3,090,000 INR	$40,559	$409
3/9/2022	BNP Paribas	5,000,000 CNY	$782,228	$9,434
3/9/2022	Credit Agricole	25,340 GBP	$33,550	$447
3/9/2022	JPMorgan	$16,500	1,877,283 JPY	$167
3/9/2022	Morgan Stanley	43,449 CAD	$34,348	$(67)
3/9/2022	Morgan Stanley	720,000,000 IDR	$49,714	$370
3/9/2022	State Street	60,218 EUR	$67,911	$(364)
3/31/2022	Credit Agricole	500,000 EUR	$563,363	$(1,952)
4/25/2022	Bank of America	22,000 CAD	$17,352	$8
4/27/2022	JPMorgan	23,000 AUD	$16,384	$335
4/27/2022	JPMorgan	35,000 AUD	$25,208	$234
5/2/2022	Bank of America	400,000 EUR	$457,677	$(8,078)
5/2/2022	BNP Paribas	600,000,000 COP	$149,396	$1,881
5/2/2022	BNP Paribas	673,620,000 KRW	$561,253	$(1,368)
5/2/2022	Credit Agricole	320,000,000 COP	$80,852	$(171)
5/2/2022	JPMorgan	350,000 AUD	$244,940	$9,498
5/2/2022	JPMorgan	1,080,000 AUD	$764,557	$20,567
5/2/2022	JPMorgan	1,000,000 BRL	$172,656	$18,131
5/2/2022	JPMorgan	1,000,000 BRL	$185,868	$4,920
5/2/2022	JPMorgan	3,700,000 BRL	$685,586	$20,328
5/2/2022	JPMorgan	350,000,000 COP	$86,561	$1,684
5/2/2022	JPMorgan	200,000 EUR	$226,911	$(2,111)
5/2/2022	JPMorgan	$200,000	23,090,256 JPY	$(1,129)
5/2/2022	JPMorgan	$700,000	14,658,372 MXN	$(7,598)
5/2/2022	State Street	$500,000	57,057,975 JPY	$2,994
5/2/2022	State Street	$500,000	57,412,175 JPY	$(92)
5/2/2022	Wells Fargo	1,000,000 EUR	$1,144,056	$(20,058)
5/3/2022	Credit Agricole	4,670,000 THB	$141,548	$1,405
5/9/2022	Citibank	3,960,000 JPY	$34,234	$267
Contracts Sold:
3/9/2022	Bank of America	42,851 AUD	$31,294	$167
3/9/2022	Bank of America	1,700,000 CNY	$265,703	$(3,463)
3/9/2022	Bank of America	25,340 GBP	$34,668	$672
3/9/2022	Bank of America	$16,500	1,901,671 JPY	$45
3/9/2022	Citibank	43,449 CAD	$34,846	$565
3/9/2022	State Street	30,118 EUR	$34,607	$823
3/9/2022	State Street	30,100 EUR	$34,434	$671
3/9/2022	State Street	$16,750	12,439 GBP	$(61)
4/25/2022	Morgan Stanley	$33,500	43,011 CAD	$439
4/27/2022	Barclays	35,000 AUD	$25,405	$(37)
4/27/2022	Barclays	23,000 AUD	$16,694	$(24)
5/2/2022	Bank of America	175,000 AUD	$123,370	$(3,849)
5/2/2022	Bank of America	175,000 AUD	$124,952	$(2,267)
5/2/2022	BNP Paribas	1,850,000 BRL	$340,984	$(11,973)
5/2/2022	BNP Paribas	1,000,000 BRL	$184,461	$(6,327)
5/2/2022	BNP Paribas	950,000,000 COP	$237,979	$(1,543)
5/2/2022	BNY Mellon	$1,100,000	126,296,280 JPY	$110

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
5/2/2022	BNY Mellon	$1,000,000	114,825,900 JPY	$197
5/2/2022	Citibank	700,000 AUD	$498,308	$(10,568)
5/2/2022	Credit Agricole	200,000 EUR	$226,017	$1,217
5/2/2022	Credit Agricole	$2,390,000	271,563,439 JPY	$(24,532)
5/2/2022	Credit Agricole	$350,000	7,311,445 MXN	$2,942
5/2/2022	HSBC	1,400,000 EUR	$1,604,018	$30,422
5/2/2022	JPMorgan	1,850,000 BRL	$342,012	$(10,946)
5/2/2022	JPMorgan	$350,000	7,297,040 MXN	$2,247
5/2/2022	Morgan Stanley	380,000 AUD	$274,835	$(1,413)
5/2/2022	Morgan Stanley	$175,000	221,581 CAD	$(156)
5/9/2022	BNP Paribas	3,960,000 JPY	$34,523	$22
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$13,871
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $132,911 and $155,291, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Swap Contracts, Foreign Exchange Contracts and value of Written Option Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2022, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Project and Trade Finance Core Fund	Emerging Markets Core Fund	Mortgage Core Fund	High Yield Bond Core Fund	Total of Affiliated Transactions
Value as of 11/30/2021	$95,770	$463,039	$3,771,566	$1,156,122	$8,137,066	$13,623,563
Purchases at Cost	4,138,936	5,261	2,929,979	6,192	86,637	7,167,005
Proceeds from Sales	(2,043,409)	—	(600,000)	—	(3,740,000)	(6,383,409)
Change in Unrealized Appreciation/(Depreciation)	$(258)	$(5,802)	$(321,075)	$(34,325)	$(119,050)	$(480,510)
Net Realized Gain/(Loss)	$(53)	$—	$1,260	$—	$(3,117)	$(1,910)
Value as of 2/28/2022	$2,190,986	$462,498	$5,781,730	$1,127,989	$4,361,536	$13,924,739
Shares Held as of 2/28/2022	2,191,425	53,039	635,355	118,736	719,725	3,718,280
Dividend Income	$146	$5,361	$80,594	$6,258	$87,845	$180,204
1
All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2
Non-income-producing security.
3
7-day net yield.
4
Assets, other than investments in securities, less liabilities.
5
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2022.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2022, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$15,016,855	$—	$15,016,855
U.S. Treasuries	—	2,715,101	—	2,715,101
Purchased Call Option	—	6	—	6
Purchased Put Option	—	4,144	—	4,144
Investment Companies[1]	13,462,241	—	—	13,924,739
TOTAL SECURITIES	$13,462,241	$17,736,106	$—	$31,660,845
Other Financial Instruments:
Assets
Futures Contracts	$5,428	$—	$—	$5,428
Foreign Exchange Contracts	—	134,246	—	134,246
Liabilities
Futures Contracts	(40,842)	—	—	(40,842)
Written Put Options	—	(553)	—	(553)
Foreign Exchange Contracts	—	(120,375)	—	(120,375)
Swap Contracts	—	(2,344)	—	(2,344)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(35,414)	$10,974	$—	$(24,440)
1
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $462,498 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
THB	—Thai Baht
USD	—United States Dollar